Consolidated income statement - Parenthetical (Details) £ in Billions	3 Months Ended
Mar. 31, 2023 GBP (£)
– France
Disclosure Of Analysis Of Income And Expense [Line Items]
Reversal of impairment loss recognised in profit or loss	£ 1.7